As filed with the Securities and Exchange Commission on May 22, 2017

Securities Act File No. 002-80751

Investment Company Act File No. 811-03618

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 85	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 87

Brighthouse Funds Trust II

(formerly, Metropolitan Series Fund)

(Exact Name of Registrant as Specified in Charter)

One Financial Center

Boston, Massachusetts 02111

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (617) 578-4036

MICHAEL LAWLOR, ESQ.

Brighthouse Investment Advisers, LLC

One Financial Center, Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Copies to:

BRIAN D. MCCABE, ESQ. Ropes & Gray LLP Prudential Tower 800 Boylston Street, Boston, Massachusetts 02199	JEREMY C. SMITH, ESQ. Ropes & Gray LLP 1211 Avenue of the Americas, New York, New York 11036

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 85 is filed for the sole purpose of submitting the Interactive Data File required to be filed with the Securities and Exchange Commission as an Exhibit to the Registrant’s Registration Statement. The Interactive Data File that is submitted with this Post-Effective Amendment No. 85 relates to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement, which was filed on April 27, 2017 (SEC Accession No. 0001193125-17-142195) pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, BRIGHTHOUSE FUNDS TRUST II, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 85 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in this City of Boston and Commonwealth of Massachusetts, on the 22nd day of May, 2017.

BRIGHTHOUSE FUNDS TRUST II
(Registrant)

By:	/s/ KRISTI SLAVIN
Kristi Slavin
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 85 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ KRISTI SLAVIN	President and Chief Executive Officer	May 22, 2017
Kristi Slavin	(Principal Executive Officer)

/s/ PETER H. DUFFY	Chief Financial Officer and Treasurer	May 22, 2017
Peter H. Duffy	(Principal Financial and Accounting Officer)

/s/ STEPHEN M. ALDERMAN*	Trustee	May 22, 2017
Stephen M. Alderman

/s/ ROBERT J. BOULWARE*	Trustee	May 22, 2017
Robert J. Boulware

/s/ SUSAN C. GAUSE*	Trustee	May 22, 2017
Susan C. Gause

/s/ NANCY HAWTHORNE*	Trustee	May 22, 2017
Nancy Hawthorne

/s/ BARBARA A. NUGENT*	Trustee	May 22, 2017
Barbara A. Nugent

/s/ JOHN ROSENTHAL*	Trustee	May 22, 2017
John Rosenthal

/s/ LINDA B. STRUMPF*	Trustee	May 22, 2017
Linda B. Strumpf

/s/ DAWN M. VROEGOP*	Trustee	May 22, 2017
Dawn M. Vroegop

*BY: /s/ BRIAN D. MCCABE
Brian D. McCabe
Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase